CONSOLIDATED BALANCE SHEETS	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	$ 20,998,786	$ 23,834,125
Accounts receivable, net	458,104	252,215
Prepayments and other current assets	1,136,769	1,671,750
Advance for investment	1,902,004	1,732,775
Other receivables	34,815	33,059
Total current assets	24,530,478	27,523,924
Non-current assets
Long-term investment	14,296,824	14,956,443
Goodwill	4,306,579	4,581,112
Property and equipment, net	81,315	10,699,010
Intangible assets, net	254,646	15,332,396
Operating Right-of-use asset, net	172,796
Total non-current assets	19,112,160	45,568,961
TOTAL ASSETS	43,642,638	73,092,885
Current liabilities
Accounts payable	21,894	77,266
Taxes payable	258,383	127,645
Amounts due to a related party	54,588	46,649
Accrued expenses	1,058,703	861,550
Deferred revenue-current	1,357,236	6,864,731
Operating Lease Liability-current	224,822
Deferred tax liabilities	28,241	38,744
Total current liabilities	3,003,867	8,016,585
Non-current liabilities
Long-term loans	13,681,099	14,809,302
Deferred revenue-noncurrent	3,430	3,713
Total non-current liabilities	13,684,529	14,813,015
TOTAL LIABILITIES	16,688,396	22,829,600
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 shares issued and outstanding as of March 31, 2023 and 2022	2,980	2,980
Additional paid-in capital	19,055,407	18,055,407
Statutory reserve	745,590	745,590
Accumulated profits	8,111,900	29,018,885
Accumulated other comprehensive (loss)/income	(961,635)	2,440,423
TOTAL SHAREHOLDERS' EQUITY	26,954,242	50,263,285
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 43,642,638	$ 73,092,885